Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Keeley Funds, Inc.
Entity Central Index Key	0001324203
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000105122
Shareholder Report [Line Items]
Fund Name	Gabelli Mid Cap Dividend Fund
Class Name	Class A
Trading Symbol	KMDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Keeley Gabelli Mid Cap Dividend Fund - Class A (the "Fund") for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/ticker/KMDVX/. You can also request this information by contacting us at (800) 422-3554.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/ticker/KMDVX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli Mid Cap Dividend Fund - Class A	$126	1.20%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Keeley Gabelli Mid Cap Dividend Fund - Class A	9.38%	15.24%	10.08%
Keeley Gabelli Mid Cap Dividend Fund - Class A (includes sales charge)	4.46%	14.18%	9.57%
Russell 1000 Index	17.75%	15.99%	15.04%
Russell Midcap Value Index	7.58%	13.66%	9.96%

AssetsNet	$ 132,421,226
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 852,788
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$132,421,226 Number of Portfolio Holdings83 Portfolio Turnover Rate14% Management Fees$852,788
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Franco-Nevada Corp.	2.7%
Gen Digital Inc.	2.2%
UGI Corp.	2.2%
Jabil Inc.	2.1%
NRG Energy Inc.	2.1%
Oshkosh Corp.	2.0%
nVent Electric plc	2.0%
Equitable Holdings Inc.	1.9%
Encompass Health Corp.	1.8%
ITT Inc.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	96.5%
U.S. Government Obligations	5.2%
Other Assets and Liabilities (Net)	(1.7)%

Material Fund Change [Text Block]

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025, the Fund was renamed the Keeley Gabelli Mid Cap Dividend Fund from the Keeley  Mid Cap Dividend Fund.

C000105123
Shareholder Report [Line Items]
Fund Name	Gabelli Mid Cap Dividend Fund
Class Name	Class I
Trading Symbol	KMDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Keeley Gabelli Mid Cap Dividend Fund - Class I (the "Fund") for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/ticker/KMDIX/. You can also request this information by contacting us at (800) 422-3554.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/ticker/KMDIX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli Mid Cap Dividend Fund - Class I	$100	0.95%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Keeley Gabelli Mid Cap Dividend Fund - Class I	9.66%	15.53%	10.35%
Russell 1000 Index	17.75%	15.99%	15.04%
Russell Midcap Value Index	7.58%	13.66%	9.96%

AssetsNet	$ 132,421,226
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 852,788
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$132,421,226 Number of Portfolio Holdings83 Portfolio Turnover Rate14% Management Fees$852,788
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Franco-Nevada Corp.	2.7%
Gen Digital Inc.	2.2%
UGI Corp.	2.2%
Jabil Inc.	2.1%
NRG Energy Inc.	2.1%
Oshkosh Corp.	2.0%
nVent Electric plc	2.0%
Equitable Holdings Inc.	1.9%
Encompass Health Corp.	1.8%
ITT Inc.	1.8%

Portfolio Weighting (% of net assets)

Common Stocks	96.5%
U.S. Government Obligations	5.2%
Other Assets and Liabilities (Net)	(1.7)%

Material Fund Change [Text Block]

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025, the Fund was renamed the Keeley Gabelli Mid Cap Dividend Fund from the Keeley  Mid Cap Dividend Fund.

C000080997
Shareholder Report [Line Items]
Fund Name	Gabelli Small Cap Dividend Fund
Class Name	Class A
Trading Symbol	KSDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Keeley Gabelli Small Cap Dividend Fund - Class A (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/ticker/KSDVX/. You can also request this information by contacting us at (800) 422-3554.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/ticker/KSDVX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli Small Cap Dividend Fund - Class A	$133	1.29%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.29%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Keeley Gabelli Small Cap Dividend Fund - Class A	6.29%	15.89%	9.09%
Keeley Gabelli Small Cap Dividend Fund - Class A (includes sales charge)	1.48%	14.82%	8.58%
Russell 2000 Index	10.76%	11.56%	9.77%
Russell 2000 Value Index	7.88%	14.59%	9.23%

AssetsNet	$ 273,809,738
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 2,149,981
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$273,809,738 Number of Portfolio Holdings78 Portfolio Turnover Rate19% Management Fees$2,149,981
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Primoris Services Corp.	3.4%
OR Royalties Inc.	2.9%
Wintrust Financial Corp.	2.4%
Victory Capital Holdings Inc.	2.2%
CareTrust REIT Inc.	2.2%
The Ensign Group Inc.	2.1%
Air Lease Corp.	2.0%
TechnipFMC plc	2.0%
Kontoor Brands Inc.	2.0%
Helios Technologies Inc.	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	95.1%
U.S. Government Obligations	4.5%
Other Assets and Liabilities (Net)	0.4%

Material Fund Change [Text Block]

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025 the Fund was renamed the Keeley Gabelli Small Cap Dividend Fund from the Keeley Small Cap Dividend Fund.

C000080998
Shareholder Report [Line Items]
Fund Name	Gabelli Small Cap Dividend Fund
Class Name	Class I
Trading Symbol	KSDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Keeley Gabelli Small Cap Dividend Fund - Class I (the "Fund") for the period of October 1, 2024 to September 30, 2025. The Fund seeks to provide long term capital appreciation and current income through investments in equity securities with a small market capitalization and that currently pay, or are reasonably expected to pay, dividends to shareholders.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/ticker/KSDIX/. You can also request this information by contacting us at (800) 422-3554.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/ticker/KSDIX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli Small Cap Dividend Fund - Class I	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Keeley Gabelli Small Cap Dividend Fund - Class I	6.57%	16.17%	9.37%
Russell 2000 Index	10.76%	11.56%	9.77%
Russell 2000 Value Index	7.88%	14.59%	9.23%

AssetsNet	$ 273,809,738
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 2,149,981
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$273,809,738 Number of Portfolio Holdings78 Portfolio Turnover Rate19% Management Fees$2,149,981
Holdings [Text Block]

Top 10 Holdings (% of net assets)

Primoris Services Corp.	3.4%
OR Royalties Inc.	2.9%
Wintrust Financial Corp.	2.4%
Victory Capital Holdings Inc.	2.2%
CareTrust REIT Inc.	2.2%
The Ensign Group Inc.	2.1%
Air Lease Corp.	2.0%
TechnipFMC plc	2.0%
Kontoor Brands Inc.	2.0%
Helios Technologies Inc.	1.9%

Portfolio Weighting (% of net assets)

Common Stocks	95.1%
U.S. Government Obligations	4.5%
Other Assets and Liabilities (Net)	0.4%

Material Fund Change [Text Block]

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025 the Fund was renamed the Keeley Gabelli Small Cap Dividend Fund from the Keeley Small Cap Dividend Fund.

C000051528
Shareholder Report [Line Items]
Fund Name	Gabelli SMID Cap Value Fund
Class Name	Class A
Trading Symbol	KSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Keeley Gabelli SMID Cap Value Fund - Class A (the "Fund") for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/ticker/KSMVX/. You can also request this information by contacting us at (800) 422-3554.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/ticker/KSMVX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli SMID Cap Value Fund - Class A	$146	1.39%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.39%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Keeley Gabelli SMID Cap Value Fund - Class A	9.68%	16.18%	9.64%
Keeley Gabelli SMID Cap Value Fund - Class A (includes sales charge)	4.74%	15.11%	9.14%
Russell 3000 Index	17.41%	15.74%	14.71%
Russell 2500 Value Index	9.00%	14.96%	9.68%

AssetsNet	$ 26,645,693
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 147,118
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$26,645,693 Number of Portfolio Holdings81 Portfolio Turnover Rate17% Management Fees$147,118
Holdings [Text Block]

Top 10 Holdings (% of net assets)

OR Royalties Inc.	2.6%
Everus Construction Group Inc.	2.4%
NRG Energy Inc.	2.4%
TechnipFMC plc	2.3%
Chart Industries Inc.	2.0%
Amentum Holdings Inc.	1.9%
GXO Logistics Inc.	1.9%
The Ensign Group Inc.	1.9%
CareTrust REIT Inc.	1.8%
Kontoor Brands Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	95.4%
U.S. Government Obligations	4.8%
Other Assets and Liabilities (Net)	(0.2)%

Material Fund Change [Text Block]

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025, the Fund was renamed the Keeley Gabelli SMID Cap Value Fund from the Keeley Small Mid Cap Value Fund.

C000053918
Shareholder Report [Line Items]
Fund Name	Gabelli SMID Cap Value Fund
Class Name	Class I
Trading Symbol	KSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Keeley Gabelli SMID Cap Value Fund - Class I (the "Fund") for the period of October 1, 2024 to September 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://gabelli.com/ticker/KSMIX/. You can also request this information by contacting us at (800) 422-3554.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 422-3554
Additional Information Website	https://gabelli.com/ticker/KSMIX/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
Keeley Gabelli SMID Cap Value Fund - Class I	$120	1.14%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.14%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Average Annual Return [Table Text Block]
	1 Year	5 Year	10 Year
Keeley Gabelli SMID Cap Value Fund - Class I	10.00%	16.49%	9.92%
Russell 3000 Index	17.41%	15.74%	14.71%
Russell 2500 Value Index	9.00%	14.96%	9.68%

AssetsNet	$ 26,645,693
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 147,118
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$26,645,693 Number of Portfolio Holdings81 Portfolio Turnover Rate17% Management Fees$147,118
Holdings [Text Block]

Top 10 Holdings (% of net assets)

OR Royalties Inc.	2.6%
Everus Construction Group Inc.	2.4%
NRG Energy Inc.	2.4%
TechnipFMC plc	2.3%
Chart Industries Inc.	2.0%
Amentum Holdings Inc.	1.9%
GXO Logistics Inc.	1.9%
The Ensign Group Inc.	1.9%
CareTrust REIT Inc.	1.8%
Kontoor Brands Inc.	1.7%

Portfolio Weighting (% of net assets)

Common Stocks	95.4%
U.S. Government Obligations	4.8%
Other Assets and Liabilities (Net)	(0.2)%

Material Fund Change [Text Block]

Material Fund Changes

On May 1, 2025, Keeley-Teton announced that it had agreed to transfer its investment management business to its affiliate, Gabelli Funds, LLC.

Effective June 27, 2025, the Fund was renamed the Keeley Gabelli SMID Cap Value Fund from the Keeley Small Mid Cap Value Fund.